Transactions with Related Parties (Details) - USD ($) $ in Thousands	8 Months Ended	9 Months Ended
	Sep. 13, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Transactions with Related Parties (Details) [Line Items]
Trade payables balances		$ 30,630		$ 32,016
Tritone technologies, description	The rent under the sublease is approx. $2 per month. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord. As of September 30, 2021 and December 31, 2020, the Company had a trade receivable balance due from this related party in an amount of $5 and $3, respectively.
Consideration to be paid description		Total consideration to be paid to Magalcom pursuant to this transaction is approximately $650. During the nine months ended September 30, 2021 and 2020 service fees amounted to $518 and $0 respectively. As of September 30, 2021 and December 31, 2020, the Company had a trade payables balance due to this related party in an amount of $404 and $9, respectively.
Fritz Companies Israel T. Ltd [Member]
Transactions with Related Parties (Details) [Line Items]
Logistic service fees		$ 3,481	$ 2,659
Trade payables balances		587		1,546
Acord Insurance Agency Ltd [Member]
Transactions with Related Parties (Details) [Line Items]
Total premium		289	742
Priority Software Ltd.[Member]
Transactions with Related Parties (Details) [Line Items]
Additional licenses		172	$ 61
Trade payables balances due to this related party		$ 0		$ 65